Other Revenue	12 Months Ended
Dec. 31, 2021
Other Revenue [Abstract]
Other Revenue
6. OTHER REVENUE
Other revenue includes funding received under the Alberta Site Rehabilitation Program (ASRP). Government grants are recognized when the Company has reasonable assurance that it has complied with the relevant conditions of the grant and that it will be received.